Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 28, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 28, 2021
Prospectus Date	rr_ProspectusDate	Apr. 01, 2021
ACR International Quality Return (IQR) Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

ACR Multi-Strategy Quality Return (MQR) Fund

Class A (MQRAX)

Class I (MQRIX)

ACR International Quality Return (IQR) Fund

Class A (IQRAX)

Class I (IQRIX)

Each a series of Investment Managers Series Trust II (the “Trust”)

Supplement dated May 28, 2021, to Prospectus and

Statement of Additional Information (“SAI”),

each dated April 1, 2021.

Important Notice Regarding Class A Shares

Upon the recommendation of ACR Alpine Capital Research, LLC (the “Advisor”), the investment advisor to the ACR Multi-Strategy Quality Return (MQR) Fund (the “MQR Fund”) and ACR International Quality Return (IQR) Fund (the “IQR Fund”) (each a “Fund” and together, the “Funds”), the Board of Trustees of the Trust has approved the conversion of each Fund’s Class A Shares into Class I Shares and the subsequent termination of each Fund’s Class A Shares. As a result, effective immediately, the Class A Shares of each Fund are closed to all new investment. Each Fund’s Class A Shares will be converted into Class I Shares and the Class A Shares will be terminated on or about June 11, 2021 (the “Effective Date”). Accordingly, as of the Effective Date, all references to each Fund’s Class A Shares in the Prospectus and SAI will be deleted in their entirety. Shareholders of Class A Shares converted into Class I Shares will not be subject to a short-term redemption fee.

Each Fund’s Class I Shares have a similar fee structure as the Class A Shares, with differences in Rule 12b-1 distribution fees and shareholder service fees. In particular, Class A Shares may pay Rule 12b-1 distribution fees and shareholder service fees of up to 0.25% and 0.05%, respectively. Class I Shares do not pay Rule 12b-1 distribution fees, but may pay shareholder service fees of up to 0.15%.

In addition, as of the Effective Date, the Advisor has agreed to reduce the expense limitation on the IQR Fund’s Class I Shares from 1.25% to 1.10% of the IQR Fund’s average daily net assets. See the IQR Fund’s restated fees and expenses table below for more details.

As of the Effective Date, the following changes are made to the Prospectus.

The “Fees and Expenses of the Fund” and “Example” sections with respect to the IQR Fund beginning on page 10 of the Prospectus are replaced with the following:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2022
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect the current expense cap, effective June 11, 2021.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and the total annual fund operating expenses after waiving fees and/or reimbursing expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement Closing [Text Block]	imstii_SupplementToProspectusClosingTextBlock

As of the Effective Date, all additional references in the Funds’ Prospectus to the IQR Fund’s expense limitation arrangement are revised as indicated above.

Please file this Supplement with your records.

ACR International Quality Return (IQR) Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IQRIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.09%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.11%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.20%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.24%	[1],[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.10%)	[1],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.14%	[1],[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,099
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,489

[1]	The expense information in the table has been restated to reflect the current expense cap, effective June 11, 2021.
[2]	The total annual fund operating expenses and the total annual fund operating expenses after waiving fees and/or reimbursing expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.10% of the Fund’s average daily net assets. This agreement is in effect until March 31, 2022, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The expense limitation for Class I shares includes a shareholder service fee of up to 0.15%. To the extent that less than 0.15% of the average daily net assets of such Class is paid to shareholder servicing agents, the total annual fund operating expenses after waiving fees and/or reimbursing expenses of the Class will be lower than the expense limitation for the Class.